LINE OF CREDIT (Details)-Q - USD ($)					6 Months Ended		12 Months Ended
	Apr. 19, 2016	Sep. 14, 2015	Jul. 17, 2015	May 13, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Line of credit outstanding balance					$ 4,662,185		$ 1,062,185
Accrued interest					105,498		48,602
Revolving line of credit amount borrowed to fund portion of the purchase crude oil and natural gas properties including 320 net acres in the Todd Creek Farms prospect					3,600,000	$ 1,000,000	1,890,000
Providence Energy Operators, LLC
Line of credit outstanding balance					4,662,185		1,062,185
Accrued interest					$ 105,498		$ 48,602
Borrowing capacity of the revolving line of credit				$ 5,000,000
Revolving line of credit amount borrowed to fund portion of the purchase crude oil and natural gas properties including 320 net acres in the Todd Creek Farms prospect	$ 3,600,000	$ 350,000	$ 540,000	$ 1,000,000